                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment  [X]                     Amendment No.:    1
    This Amendment (Check only one):             [X]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Greylock IX Limited Partnership
Address:   880 Winter Street, Suite 300
           Waltham, MA  02451

Form 13F File Number:  28-10007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Helman
Title:    Co-Managing Partner, Greylock IX GP Limited Partnership
Phone:    781-622-2200

Signature, Place and Date of Signing:

/s/ William W. Helman, San Mateo, California                  November 12, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $10,671
                                            (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                         VALUE         # OF         INVESTMENT        OTHER           VOTING
NAME OF ISSUER       TITLE OF CLASS     CUSIP            (x $1,000)    SHARES       DISCRETION        MANAGERS        AUTHORITY
Ask Jeeves           Common             045174 10 9      $    537        553,294    Sole              None            Sole
Broadcom Corp.       Common             111320 10 7      $    132         12,398    Sole              None            Sole
Corio                Common             218875 10 2      $  1,654      2,624,615    Sole              None            Sole
E.piphany            Common             26881V 10 0      $  5,195      1,443,193    Sole              None            Sole
Landacorp            Common             514756 10 5      $    575      2,500,000    Sole              None            Sole
Nortel               Common             656568 10 2      $    101        197,220    Sole              None            Sole
Student Advantage    Common             86386Q 10 5      $  1,086        425,000    Sole              None            Sole
Sycamore Networks    Common             871206 10 8      $  1,330        565,862    Sole              None            Sole
Visual Networks      Common             928444 10 8      $     62         71,908    Sole              None            Sole
                                                         $ 10,671